SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues
Net investment income (loss)	$ 464,719	$ 462,926	$ 448,785	$ 444,213	$ 419,631	$ 429,548	$ 422,500	$ 411,997	$ 1,820,643		$ 1,683,676		$ 1,665,036
Realized investment gains (losses)	1,077	30,585	14,437	(13,877)	21,493	9,138	(68,982)	12,958	32,222		(25,393)		(57,804)
Other income	72,520	75,859	87,224	72,209	61,284	58,190	59,072	43,872	307,812		222,418		298,148
Total revenues	886,897	939,381	902,784	837,080	790,782	803,101	712,102	791,770	3,566,142		3,097,755		3,068,026
Expenses
Interest-subordinated debt									37,600
Interest-other									26,300
Total benefits and expenses	764,260	817,095	767,945	746,366	670,405	718,852	672,949	700,777	3,095,666		2,762,983		2,685,841
Income before income tax	122,637	122,286	134,839	90,714	120,377	84,249	39,153	90,993	470,476		334,772		382,185
Income tax (benefit) expense
Current									9,774		(3,214)		(49,727)
Deferred									145,065		113,117		182,775
Total income tax expense	36,603	39,429	46,920	31,887	39,162	28,564	14,248	27,929	154,839		109,903		133,048
Net income	86,034	82,857	87,919	58,827	81,215	55,685	24,905	63,064	315,637		224,869		249,137
Less noncontrolling interest-subs			296	(51)	(168)	(77)	(127)	(73)	245		(445)
Net income available to PLC's common shareowners (1)	86,034	82,857	87,623	58,878	81,383	55,762	25,032	63,137	315,392	[1]	225,314	[1]	249,137	[1]
PROTECTIVE LIFE CORPORATION
Revenues
Dividends from subsidiaries									224,179		5,576		929
Service fees from subsidiaries									151,934		139,024		133,253
Net investment income (loss)									62,644		52,380		9,540
Realized investment gains (losses)									(248)		6,400		(1,114)
Other income											617		106
Total revenues									438,509		203,997		142,714
Expenses
Operating and administrative									82,759		75,725		67,669
Interest-subordinated debt									37,604		37,604		22,985
Interest-other									98,809		101,008		67,227
Total benefits and expenses									219,172		214,337		157,881
Income before income tax									219,337		(10,340)		(15,167)
Income tax (benefit) expense
Current									9,722		(14,021)		877
Deferred									(10,665)		7,545		(6,690)
Total income tax expense									(943)		(6,476)		(5,813)
Income (loss) before minority interest									220,280		(3,864)		(9,354)
Equity in undistributed income (loss) of subsidiaries									95,357		228,733		258,491
Net income									$ 315,637		$ 224,869		$ 249,137

[1]	Protective Life Corporation ("PLC")